Right of Use Assets (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of Right of Use Assets
	2022	2021
	A$	A$
Non-current assets
Balance at the start of the financial year	105,594	175,992
Amortisation expense	(70,395)	(70,398)
Balance at the end of the financial year	35,199	105,594